Fair Value Measurements (Schedule of Valuation Process and Unobservable Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Fuel Oils [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets	$ 8	[1]
Discounted Cash Flow [Member] | Minimum [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Escalation rate	0.21%	[2]
Counterparty credit risk	0.12%	[3],[4]
Credit risk	2.00%	[3],[4]
Discounted Cash Flow [Member] | Minimum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Counterparty credit risk	0.22%	[3],[4],[5]
Credit risk	2.00%	[3],[4],[5]
Average bid/ask consensus peak and off-peak pricing	22	[3],[5]
Estimated auction price for FTRs	(281)	[2],[5]
Nodal basis	(5)	[3],[5]
Discounted Cash Flow [Member] | Minimum [Member] | Uranium [Member]
Fair Value Inputs [Abstract]
Average bid/ask consensus pricing	43	[2]
Discounted Cash Flow [Member] | Maximum [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Escalation rate	0.60%	[2]
Counterparty credit risk	1.00%	[3],[4]
Credit risk	0.00%	[3],[4]
Discounted Cash Flow [Member] | Maximum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Counterparty credit risk	1.00%	[3],[4],[5]
Credit risk	5.00%	[3],[4],[5]
Average bid/ask consensus peak and off-peak pricing	47	[3],[5]
Estimated auction price for FTRs	1,851	[2],[5]
Nodal basis	(1)	[3],[5]
Discounted Cash Flow [Member] | Maximum [Member] | Uranium [Member]
Fair Value Inputs [Abstract]
Average bid/ask consensus pricing	46	[2]
Discounted Cash Flow [Member] | Weighted Average [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Escalation rate	0.44%	[2]
Counterparty credit risk	1.00%	[3],[4]
Credit risk	0.00%	[3],[4]
Discounted Cash Flow [Member] | Weighted Average [Member] | Power [Member]
Fair Value Inputs [Abstract]
Counterparty credit risk	1.00%	[3],[4],[5]
Credit risk	5.00%	[3],[4],[5]
Average bid/ask consensus peak and off-peak pricing	31	[3],[5]
Estimated auction price for FTRs	178	[2],[5]
Nodal basis	(3)	[3],[5]
Discounted Cash Flow [Member] | Weighted Average [Member] | Uranium [Member]
Fair Value Inputs [Abstract]
Average bid/ask consensus pricing	44	[2]
Option Model [Member] | Minimum [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Volatilities	7.00%	[2]
Option Model [Member] | Maximum [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Volatilities	27.00%	[2]
Option Model [Member] | Weighted Average [Member] | Fuel Oils [Member]
Fair Value Inputs [Abstract]
Volatilities	24.00%	[2]
Fundamental Energy Production Model [Member] | Minimum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated future gas prices	4	[2],[5]
Fundamental Energy Production Model [Member] | Maximum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated future gas prices	8	[2],[5]
Fundamental Energy Production Model [Member] | Weighted Average [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated future gas prices	6	[2],[5]
Contract Price Allocation [Member] | Minimum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated renewable energy credit costs	5	[2],[5]
Contract Price Allocation [Member] | Maximum [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated renewable energy credit costs	7	[2],[5]
Contract Price Allocation [Member] | Weighted Average [Member] | Power [Member]
Fair Value Inputs [Abstract]
Estimated renewable energy credit costs	6	[2],[5]
Derivative liabilities [Member] | Fuel Oils [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative liabilities	3	[1]
Derivative liabilities [Member] | Power [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative liabilities	114	[1]
Derivative liabilities [Member] | Uranium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative liabilities	2	[1]
Derivative assets [Member] | Power [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets	14	[1]
Derivative assets [Member] | Uranium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets		[1]

[1]	The derivative asset and liability balances are presented net of counterparty credit considerations.
[2]	Generally, significant increases (decreases) in this input in isolation would result in a significantly higher (lower) fair value measurement.
[3]	Generally, significant increases (decreases) in this input in isolation would result in a significantly lower (higher) fair value measurement.
[4]	Counterparty credit risk is only applied to counterparties with derivative asset balances. Ameren credit risk is only applied to counterparties with derivative liability balances.
[5]	Power valuations utilize visible third-party pricing evaluated by month for peak and off-peak demand through 2017. Valuations beyond 2017 utilize fundamentally modeled pricing by month for peak and off-peak demand.